FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS

5. FINANCIAL INSTRUMENTS

The financial instruments comprise three key management insurance policies. The fair value of the key management insurance policies is determined by reference to the surrender cash value of the insurance policies at the end of each of the reporting periods, which is primarily based on the performance of the underlying investment portfolio together with the guaranteed minimum returns of 1.5% to 2.0% per annum. The fair value measurement of the key management insurance policies has been categorized as a Level 3 fair value based on the inputs to the valuation technique used and is positively correlated to the surrender cash value that is valued by the policy underwriter at the end of each reporting period. There is no change in either valuation approach or valuation technique. The financial instruments are pledged with a bank to secure bank loans (See Note 9).

The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair value:

	December 31,
	2024	2025	2025
	SGD’000	SGD’000	US$’000
As of January 1,	245	506	393
Additions	242	274	213
Change in fair value recognized in profit or loss	19	(16)	(12)
As of December 31,	506	764	594